Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Options Granted

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023
Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

Schedule of Stock-based Compensation

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	862,685	1.67	7.9	382,121
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at end of the period	862,685	1.67	7.4	382,121
Fully vested and expected to vest	862,685	1.67	7.4	382,121
Exercisable at end of June 30, 2026	862,685	1.67	7.4	382,121